Equity - Other comprehensive income (Details) - Other comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Foreign currency translation	$ 15,055,305	$ 28,816,983	$ 17,244,255
Hedge of a net investment in a foreign operation	(3,165,320)	(9,219,271)	(4,364,466)
Actuarial gain on defined benefit plans	(3,942,417)	(1,331,361)	(517,278)
Cash flow hedges for future exports	601,744	(2,473,999)	(945,250)
Cash flow hedge with derivative instruments	124,384	1,290	(61,502)
Others	952	3,077	2,135
Other comprehensive income attributable to owners of parent	$ 8,674,648	$ 15,796,719	$ 11,357,894